Offerings - Offering: 1	Oct. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2028
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,410,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,018.53
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, at the statutory rate of $138.10 per $1,000,000 of securities registered and relates to the Registration Statement on Form S-3 (No. 333-268704) filed by General Motors Financial Company, Inc. on December 17, 2022.